RETIREMENT AND POSTRETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net Benefit Costs Recognized
Benefits earned during the period	29	25	57	48
Interest cost on projected benefit obligations	21	20	43	41
Expected return on plan assets	(26)	(24)	(52)	(48)
Amortization of prior service costs			1
Amortization of actuarial loss	13	6	26	12
Net defined benefit costs on an accrual basis	37	27	75	53
Offsetting regulatory assets	1	5	2	10
Other Postretirement Plans
Net Benefit Costs Recognized
Net defined benefit costs on an accrual basis	5	5	9	9